Institutional Class Z [Member] Investment Objectives and Goals - Institutional Z - Harding Loevner International Small Companies Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Small Companies Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.